Stock-Based Compensation (Schedule of additional information pertaining to option activity under the plans) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash received from the exercise of stock options	$ 0	$ 748	$ 0
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of stock options exercised	0	0	0
Cash received from the exercise of stock options	0	0	0
Fair value of options that vested	0	5	3
Tax benefit realized on exercise of stock options	$ 0	$ 0	$ 0